Trade Accounts Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Trade Accounts Payable [Abstract]
Schedule of Trade Accounts Payable
	June 30, 2024	December 31, 2023
Domestic:
Commodities	1,357,070	1,761,470
Materials and services	2,814,166	3,123,140
Finished products	4,431	38,061
Present value adjustment	(10,830)	(19,642)
	4,164,837	4,903,029

Foreign:
Commodities	1,855	31,354
Materials and services	328,504	320,691
Finished products	1,888	1,979
	332,247	354,024
Total trade accounts payable	4,497,084	5,257,053

Supplier finance arrangements(1)
Domestic	932,311	940,344
Foreign	8,042	7,722
Total supplier finance arrangements	940,353	948,066
Total	5,437,437	6,205,119

(1)      The Company and its indirect subsidiary Seara Alimentos carry out transactions with financial institutions that allow the suppliers to anticipate their receivables in the domestic market. These transactions do not extend payment terms beyond the normal terms with other suppliers. In addition, this operation did not bring any other cost to the Group and all financial costs of the operation are the responsibility of the suppliers.

Schedule of Trade Accounts Payable	Accounts payable by major type of supplier is as follow:
	December 31, 2023	December 31, 2022
Domestic:
Commodities	1,761,470	1,833,012
Materials and services	3,123,140	3,881,686
Finished products	38,061	13,773
Present value adjustment	(19,642)	(15,078)
	4,903,029	5,713,393

Foreign:
Commodities	31,354	36,602
Materials and services	320,691	192,280
Finished products	1,979	864
	354,024	229,746
Total trade accounts payable	5,257,053	5,943,139

Supply chain finance(1)
Domestic	940,344	574,280
Foreign	7,722	14,312
Total supply chain finance	948,066	588,592
Total	6,205,119	6,531,731

(1)      The Group and its indirect subsidiary Seara Alimentos and JBS USA carry out transactions with financial institutions that allow the suppliers to anticipate their receivables in the domestic market. These transactions do not extend payment terms beyond the normal terms with other suppliers. In addition, this operation did not bring any other cost to the Group and all financial costs of the operation are the responsibility of the suppliers.